Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BERNSTEIN SANFORD C FUND II INC
Entity Central Index Key	0001166729
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000030507
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Institutional Portfolio
Class Name	Intermediate Duration Institutional Class
Trading Symbol	SIIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intermediate Duration Institutional Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/SIIDX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SIIDX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Institutional Class	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended September 30, 2024, the Portfolio outperformed the Bloomberg US Aggregate Bond Index (net) ("the benchmark"). Security selection contributed the most to performance, relative to the benchmark, particularly selections in investment-grade corporates, US agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Additionally, sector allocation was additive, mainly from off-benchmark exposure to agency risk-sharing securities and an underweight to US Treasuries, that were partially offset by losses from off-benchmark exposure to US Treasury futures and inflation-linked bonds, along with an underweight to investment-grade bonds. Yield-curve positioning from an overweight on the six-month part of the curve also contributed to performance. Country allocation was a minor detractor.

During the 12-month period, derivatives were used in the form of futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure, and credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Intermediate Duration Institutional Class	Bloomberg U.S. Aggregate Bond Index
09/14	$10,000	$10,000
09/15	$10,252	$10,294
09/16	$10,910	$10,829
09/17	$10,997	$10,836
09/18	$10,887	$10,705
09/19	$11,944	$11,807
09/20	$12,775	$12,632
09/21	$12,781	$12,518
09/22	$10,847	$10,691
09/23	$10,891	$10,760
09/24	$12,319	$12,004

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Intermediate Duration Institutional Class	13.01%	0.61%	2.11%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/SIIDX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 770,782,114
Holdings Count | Holding	551
Advisory Fees Paid, Amount	$ 2,725,881
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$770,782,114
# of Portfolio Holdings	551
Portfolio Turnover Rate	206%
Total Advisory Fees Paid	$2,725,881

Holdings [Text Block]

Portfolio Breakdown

Value	Value
Governments - Treasuries	32.2%
Corporates - Investment Grade	23.6%
Mortgage Pass-Throughs	22.1%
Collateralized Mortgage Obligations	6.1%
Asset-Backed Securities	6.1%
Commercial Mortgage-Backed Securities	2.4%
Agencies	1.7%
Inflation-Linked Securities	1.2%
Other	4.0%
Short-Term Investments	11.8%
Other assets less liabilities	-11.2%

Material Fund Change [Text Block]